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April 30, 2008

VIA EDGAR
Securities and Exchange Commission
100 F Street, N. E.
Washington, D.C. 20549

         Re: Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A of WisdomTree Trust (the "Trust")
                (File Nos. 333-132380 and 811-21864)

Ladies and Gentlemen:

On behalf of WisdomTree Trust (the "Trust"), enclosed for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the "Securities Act"), is Post-Effective Amendment No. 15 to the Trust's Registration Statement on Form N-1A under the Securities Act (the "Post-Effective Amendment") and Amendment No. 17 to the Trust's Registration Statement under the Investment Company Act of 1940, as amended.

The purpose of this Post-Effective Amendment is to add the WisdomTree LargeCap Growth Fund, WisdomTree International LargeCap Growth Fund, WisdomTree Middle East Dividend Fund, WisdomTree Global Dividend Fund, WisdomTree Global SmallCap Dividend Fund and WisdomTree Global Equity Income Fund as new series of the Trust. The Amendment does not relate to any other series of the Registrant. It is anticipated that the Trust will request acceleration of the effective date of this Post Effective Amendment.

Please direct any questions concerning this filing to me at (212) 596-9149 or to my colleague Robert J. Borzone at (212) 596-9017. Thank you for your assistance.

                             Respectfully submitted,

                               /s/ JENNIFER JUSTE
                                 JENNIFER JUSTE

cc: Robert J. Borzone, Jr.
Ropes & Gray LLP